UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8727

SUNAMERICA SENIOR FLOATING RATE FUND, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

SunAmerica Senior Floating Rate Fund, Inc.

PORTFOLIO OF INVESTMENTS—March 31, 2008 — (unaudited)

Industry Description		Ratings (1)		Interest Rate	Maturity Date (2)	Principal Amount/ Shares	Market Value (Note 1)
	Type	Moody’s	S&P
LOANS (3) (4)- 96.7%
Aerospace/Defense-0.7%

Axle Tech International	BTL-B	Ba3	BB-	5.10-6.71%	10/21/12	$196,429	$183,660
McKechnie Aerospace De, Inc.	2nd Lien	Caa1	CCC+	7.70	05/11/15	1,500,000	1,192,500
Wesco International	2nd Lien	Caa1	B	8.45	03/28/14	500,000	472,500

							1,848,660

Automobile-2.1%

FleetPride Corp.	BTL-B	Ba3	BB-	5.19-5.20	06/06/13	226,563	199,375
KAR Holdings, Inc.	BTL	Ba3	B+	4.95	10/20/13	2,979,987	2,662,619
Key Safety Systems, Inc.	1st Lien	B1	B+	4.85-6.18	03/08/14	1,485,000	1,136,025
Ozburn-Hessey Holding Co. LLC	BTL	B1	B	5.88-6.49	08/30/12	509,262	463,427
United Components, Inc.	Tranche D	Ba3	BB-	4.94-6.38	06/30/12	416,465	380,023
Visteon Corp.	BTL-B	Ba3	BB-	7.19	12/13/13	1,000,000	790,937

							5,632,406

Beverage, Food & Tobacco-3.2%

Aramark Corp.	LOC	Ba3	BB	7.22	01/26/14	97,662	91,233
Aramark Corp.	BTL	Ba3	BB	4.57	01/26/14	1,537,275	1,436,072
B&G Foods, Inc.	BTL-B	Ba2	BB-	5.09	02/26/13	565,217	534,130
Best Brands Corp.	BTL-C	Caa3	CC	16.73	06/30/13	1,473,423	1,303,979
Birds Eye Foods, Inc.	BTL	B1	B+	4.45	03/22/13	856,667	766,717
Dean Foods Co.	BTL-B	B1	BB	4.45-4.46	04/02/14	990,000	922,625
Dole Food Co., Inc.	BTL-B	Ba3	BB-	4.94-6.25	04/12/13	205,116	176,793
Dole Food Co., Inc.	BTL-C	Ba3	BB-	4.94-6.31	04/12/13	683,721	589,311
Dole Food Co., Inc.	CLD	Ba3	BB-	6.50	04/12/13	93,023	80,178
Fresh Start Bakeries, Inc.	2nd Lien	Caa1	CCC+	8.44	03/29/14	250,000	225,000
NPC International, Inc.	BTL	Ba3	BB-	4.31-5.00	05/03/13	1,600,000	1,408,000
Pierre Foods, Inc.	BTL-B	B2	B	6.97	06/30/10	702,738	477,862
Pinnacle Foods Group, Inc.	BTL-B	B2	B	5.42-7.48	04/02/14	992,500	864,964

							8,876,864

Broadcasting & Entertainment-10.6%

Century - TCI California LP †#	Revolver	NR	NR	5.25	12/31/07	10,000	9,900
Cequel Communications LLC	2nd Lien	B1	BB-	5.07-6.65	11/05/13	1,980,000	1,677,803
Charter Communications Operating LLC	BTL	B1	B+	5.26	03/06/14	3,990,000	3,380,695
Citadel Broadcasting Co.	BTL-B	Ba3	BB-	4.30-4.33	05/31/14	6,000,000	4,946,250
Cumulus Media, Inc.	BTL	Ba3	B	4.45-4.64	06/07/14	1,942,294	1,660,661
Gray Television, Inc.	BTL-B	B1	B+	6.21	11/15/14	997,500	838,898
Haights Cross Operating Co.	BTL	B1	B	7.57	08/20/08	1,430,107	1,372,902
HIT Entertainment, Ltd.	2nd Lien	B3	B-	8.60	02/26/13	1,000,000	775,000
Insight Midwest Holdings LLC	BTL-B	Ba3	BB-	6.73	04/06/14	2,025,000	1,852,875
Intelsat Zeus, Ltd.	BTL	B1	BB-	5.61	07/03/13	972,688	913,354
Local TV LLC	BTL-B	Ba3	B+	4.70-5.16	05/07/13	853,824	721,481
Mission Broadcasting, Inc.	BTL-B	Ba3	BB-	4.45	10/01/12	1,185,793	1,061,284
Nexstar Broadcasting, Inc.	BTL-B	Ba3	BB-	4.45	08/14/12	1,122,570	1,004,700
NextMedia Operating , Inc.	2nd Lien	Caa1	CCC+	7.20	11/15/13	500,000	420,000
PanAmSat Corp. (Intelsat)	BTL-A3	B1	BB-	5.61	07/06/12	119,145	108,608
PanAmSat Corp. (Intelsat)	BTL-B2 B	B1	BB-	5.61	01/03/14	1,414,069	1,297,408
PanAmSat Corp. (Intelsat)	BTL-B2 A	B1	BB-	5.61	02/24/11	1,414,493	1,297,797
PanAmSat Corp. (Intelsat)	BTL-B2 C.	B1	BB-	5.61	01/03/14	1,414,069	1,297,408
Spanish Broadcasting Systems, Inc.	1st Lien	B2	B+	4.45	06/10/12	970,000	802,675
Univision Communications, Inc. (8)	BTL-B	Ba3	B	4.95-5.49	09/15/14	3,865,772	3,058,792
WideOpenWest Finance LLC	BTL	B2	B-	5.17-5.75	06/22/14	1,000,000	835,000
Young Broadcasting, Inc.	BTL	B1	B	5.25-5.69	11/03/12	972,500	867,951

							30,201,442

Buildings & Real Estate-5.1%

Brand Services, Inc.	BTL	B1	B	5.00-5.38	02/07/14	1,980,000	1,861,200
Brand Services, Inc.	BTL-B2	B1	B	6.00-8.13	02/07/14	995,000	935,300
Brickman Group Holdings, Inc.	BTL-B	Ba3	BB-	4.70	01/23/14	1,980,000	1,782,000
Building Materials Holding Corp.	Junior 2nd Lien	Caa1	BB	8.44	09/15/14	1,000,000	573,333
Building Materials Holding Corp.	BTL	B2	BB	6.69	02/22/14	987,562	793,576
LandSource Communities Development LLC	1st Lien	Ba2	BB+	9.00	02/27/13	870,071	643,852
LandSource Communities Development LLC	2nd Lien	B2	BB	7.59	02/27/14	500,000	155,000
Masonite International Corp.	BTL	Ba3	BB-	4.63-5.33	04/05/13	1,457,455	1,256,043
Masonite International Corp.	CND TL	Ba3	BB-	4.63-5.33	04/05/13	1,454,976	1,253,907
North Las Vegas	1st Lien	B3	B+	6.70	05/01/11	224,223	168,167
North Las Vegas @	2nd Lien	Caa3	CCC+	10.95	05/01/12	250,000	75,000
PGT Industries, Inc.	BTL-A2	B2	B+	5.86-7.93	02/14/12	475,610	344,817
Realogy Corp.	CLTL	Ba3	BB-	7.45	10/10/14	736,856	599,770
Realogy Corp.	BTL	Ba3	BB-	7.51	04/05/14	2,736,894	2,227,717
Tensar Earth Technologies#	BTL-B	Ba3	B+	6.74	10/31/12	944,717	911,652
ValleyCrest Cos.	1st Lien	B1	B+	5.08	10/08/13	1,050,957	930,097
Yellowstone Club	2nd Lien	B1	B	5.08	09/30/10	204,667	186,247

							14,697,678

Cargo Transport-3.0%

Cardinal Logistics Management, Inc. @	2nd Lien	NR	NR	8.70	03/23/14	1,000,000	860,000
Dockwise Transport BV	BTL-B	B1	B	5.07	04/01/15	244,379	208,944
Dockwise Transport BV	BTL-C	B1	B	5.57	04/01/16	244,379	209,759
Dockwise Transport BV	BTL-C2	B1	B	5.57	04/01/16	1,000,000	858,333
Dockwise Transport BV	BTL-D1	B1	B	7.20	07/12/16	500,000	402,500
Dockwise Transport BV	BTL-D2	B1	B	7.20	07/12/16	1,000,000	805,000
Greatwide Logistics Services, Inc.	2nd Lien	Caa2	CCC	9.20	06/19/14	1,000,000	665,000
Hertz Corp.	Tranche B	Ba1	BB+	4.32-4.50	12/21/12	345,430	323,322
RailAmerica, Inc.	BTL-B	B2	B	5.32	04/01/14	1,000,000	957,500
Swift Transportation Co., Inc.	BTL-B	B1	B+	6.50	05/10/14	4,418,605	3,332,892

							8,623,250

Chemicals, Plastics & Rubber-4.4%

AZ Chemicals, Inc.	1st Lien	B1	BB-	5.09-6.50	02/28/13	994,975	773,593
Brenntag AG	BTL-B2	B1	B+	5.79	01/20/14	200,909	174,665
Brenntag AG	BTL	B1	B+	5.79	01/20/14	49,091	42,678
Celanese AG	BTL-B	Ba2	BB+	6.23-6.48	04/02/14	2,481,250	2,319,969
Cognis GmbH	STFA	B1	B	4.80	09/15/13	1,000,000	831,250
Cristal Inorganic Chemicals US, Inc.	1st Lien	Ba3	BB-	4.95	05/15/14	997,500	827,925
Hexion Specialty Chemicals, Inc.	BTL-C1	Ba3	B+	7.00	05/05/13	809,215	753,835
Hexion Specialty Chemicals, Inc.	BTL-C2	Ba3	B+	5.00	05/05/13	175,338	163,339
Huntsman International LLC	BTL-B	Ba1	BB+	4.43	04/19/14	1,878,049	1,809,384
Ineos US Finance LLC	BTL-B	Ba3	B-	4.88	12/16/13	713,619	657,644
Ineos US Finance LLC	BTL-C	Ba3	B-	5.38	12/16/14	713,423	657,464
ISP Chemco, Inc.	BTL-B	Ba3	BB-	4.69-4.88	06/04/14	1,488,750	1,357,244
Kraton Polymers LLC	BTL-B	Ba3	B+	6.75	05/12/13	386,686	333,517
Momentive Performance	BTL	Ba3	BB-	4.94	12/04/13	976,959	864,609
Wellman, Inc.	2nd Lien	NR	D	9.99	02/01/10	1,000,000	325,000
Yankee Candle Co.	BTL-B	Ba3	B	4.61-4.68	02/06/14	923,269	800,013

							12,692,129

Containers, Packaging & Glass-1.0%

Graham Packaging Co. LP	BTL-B	B1	B+	4.88-7.00	10/07/11	2,970,000	2,725,801
MMGS Packaging Acquisition @	2nd Lien	Caa2	CCC+	8.18	03/10/14	500,000	226,250

							2,952,051

Diversified/Conglomerate Manufacturing-3.6%

Accuride Corp.	BTL-B	Ba3	BB-	6.38-6.62	01/31/12	1,071,364	996,368
Aearo Technologies, Inc.	2nd Lien	Caa1	B-	10.75	11/30/14	1,340,000	1,360,100
Cinram International, Inc.	BTL-B	B1	B+	5.11	05/05/11	987,437	761,973
Culligan International Co.	BTL-B	B2	B+	4.95	11/24/12	990,000	764,775
Enersys Capital, Inc.	BTL	Ba2	BB	4.35-4.88	03/17/11	577,688	540,138
Maxim Crane Works LP	BTL-B	B1	B+	5.11-6.25	06/29/14	995,000	860,675
Oshkosh Truck Corp.	BTL-B	Ba3	BBB-	4.76	12/06/13	987,500	921,893
RGIS LLC	Delayed Draw	Ba3	B-	5.20	05/01/14	47,262	38,440
RGIS LLC	BTL-B	Ba3	B-	5.20-5.74	04/27/14	945,238	768,793
Veyance Technologies, Inc.	1st Lien	B1	B+	5.75	07/02/14	2,611,875	2,135,208
Veyance Technologies, Inc.	Delayed Draw	B1	B+	5.21	07/02/14	374,063	305,796
X-Rite, Inc.	1st Lien	B1	BB-	6.19-7.75	10/29/12	995,000	970,125

							10,424,284

Diversified/Conglomerate Service-0.7%

Bridge Information Systems, Inc. † # @ (5) (6)	BTL-B	Caa1	D	8.25	05/29/05	397,353	0
NES Rentals Holdings	2nd Lien	Caa1	B-	10.63	07/20/13	2,157,140	1,704,141
Protection One, Inc.	BTL	Ba2	BB	4.96-5.34	04/18/11	457,137	394,281

							2,098,422

Electronics-3.2%

Affiliated Computer Services	FSRI	Ba2	BB	4.70-4.94	03/20/13	982,500	937,827
Aspect Software, Inc.	Tranche A-1	Ba3	BB-	5.63	07/11/11	440,776	407,718
Infor Global Solutions	Delayed Draw	B1	B+	6.45	07/28/12	337,714	301,410
Infor Global Solutions	BTL	B1	B+	6.45	07/28/12	647,286	577,703
Itron, Inc.	BTL	Ba3	B+	4.70-4.71	04/18/14	950,722	903,186
Radio Systems, Inc.	BTL-B	B2	B+	7.00-7.75	10/05/13	491,667	475,687

Reynolds & Reynolds Co.	1st Lien	Ba2	BB	4.68	10/26/12	895,976	815,338
Reynolds & Reynolds Co.	2nd Lien	B3	B	8.18	10/26/13	250,000	228,750
Sensata Technologies BV	BTL-B	Ba3	BB	5.06	04/30/13	1,974,874	1,718,141
SunGard Data Systems, Inc.	BTL-B	Ba3	BB	4.88	02/28/14	2,888,263	2,688,710

							9,054,470

Finance-7.1%

Alliant Holdings	BTL-B	B2	B	5.70	11/01/14	995,000	870,625
Amwins Group, Inc.	1st Lien	B2	B-	5.56-5.60	06/08/13	1,985,000	1,290,250
Bankruptcy Management Solutions	2nd Lien	Caa1	CCC	8.95	07/31/13	246,250	179,147
Chrysler Financial Services LLC	BTL-B	B1	BB-	6.80	08/03/12	995,000	827,647
First Data Corp.	BTL-B1	Ba3	BB-	5.35-5.45	09/24/14	1,990,000	1,797,081
First Data Corp.	BTL-B3	Ba3	BB-	5.35-5.45	09/24/14	995,000	897,366
Hub International Holdings, Inc. (8)	BTL	B2	B+	5.20	06/13/14	2,432,598	2,110,279
Hub International Holdings, Inc. (8)	Delayed Draw	B2	B+	5.20	06/13/14	424,882	368,585
iPayment, Inc.	BTL-B	B1	B	4.70-4.82	05/08/13	1,943,237	1,642,035
LPL Holdings, Inc.	Tranche D	B1	B	4.70	06/29/14	1,989,950	1,785,980
Metavante Corp.	BTL-B	Ba2	BB	4.99	11/01/14	2,000,000	1,866,666
National Processing Co. LLC	1st Lien	B2	B+	6.09-7.69	09/29/12	958,974	817,526
National Processing Co. LLC	2nd Lien	Caa2	CCC+	11.19	09/29/14	500,000	377,500
Neff Corp.	2nd Lien	B3	B	8.40	10/31/14	500,000	345,834
NES Tanks	2nd Lien	B3	B	6.88	04/06/14	500,000	385,000
Nielsen Finance LLC	BTL-B	Ba3	B+	5.35	08/15/13	994,952	900,432
Rental Service Corp.	2nd Lien	B3	B-	8.15	11/30/13	795,841	668,506
TransFirst Holdings, Inc.	BTL-B	B2	B	5.45	06/15/14	2,982,475	2,460,542
USI Holdings Corp.	BTL-B	B2	B-	5.45	05/04/14	994,987	873,102

							20,464,103

Healthcare, Education & Childcare-5.3%

AMR/EmCare Holdings	BTL	Ba1	BB	4.56-5.00	02/10/12	638,831	592,116
Biomet, Inc. (7)	BTL-B	B1	BB-	5.70	03/25/15	1,990,000	1,917,365
CHG Cos., Inc.	2nd Lien	B3	CCC+	11.18	12/08/13	1,000,000	850,000
Community Health Systems, Inc. (8)	BTL-B	Ba3	BB	5.34	07/15/14	1,756,137	1,622,569
Gambro AB	BTL-B	B2	B-	5.57	12/06/14	430,973	395,417
Gambro AB	BTL-C	B2	B-	6.07	12/06/15	430,973	393,263
Health Management Associates	BTL-B	Ba3	BB-	4.45	02/28/14	2,915,455	2,539,635
Hologic, Inc.	BTL-B1	Baa3	BB+		03/15/13	50,668	50,415
IASIS Healthcare Corp.	Delayed Draw	Ba2	B+	5.08-6.25	03/15/14	476,948	434,022
IASIS Healthcare Corp.	LOC	Ba2	B+	6.63	03/15/14	127,186	115,739
IASIS Healthcare Corp.	BTL	Ba2	B+	5.24	03/15/14	1,381,908	1,257,536
Magellan Health Services, Inc.	BTL	Ba3	BBB-	4.57	08/15/08	46,296	45,370
Magellan Health Services, Inc.	CLC	Ba2	BBB-	4.54	08/15/08	277,778	272,222
PTS Pharmaceuticals	BTL-B	Ba3	BB-	4.95	04/10/14	1,985,000	1,642,588
Spectrum Labs	BTL-B	NR	NR	5.95	12/23/11	977,500	926,181
Team Health, Inc.	BTL-B	B1	BB-	4.60-5.08	11/23/12	244,375	213,828
Vanguard Health Systems, Inc.	Tranche 1	Ba3	B+	4.95	09/25/11	967,965	900,611
Warner Chilcott Corp.	BTL-B	Ba3	BB-	4.70-5.11	01/18/12	745,235	691,827
Warner Chilcott Corp.	BTL-C	Ba3	BB-	4.70	01/18/12	256,325	237,955

							15,098,659

Home & Office Furnishings, Housewares & Durables-1.4%

Jarden Corp.	BTL-B1	Ba3	BB-	4.45	01/24/12	1,025,217	953,594
Jarden Corp.	BTL-B2	Ba3	BB-	4.45	01/24/12	546,088	507,938
National Bedding Co.	2nd Lien	Caa1	B	8.26	08/31/11	1,000,000	740,000
National Bedding Co.	1st Lien	B1	BB	4.70-6.25	02/28/14	1,428,683	1,178,664
Simmons Co.	BTL-C	Ba2	BB-	4.88-7.25	12/19/11	816,772	717,738

							4,097,934

Hotels, Motels, Inns, & Gaming-3.6%

CCM Merger, Inc.	BTL-B	Ba3	BB-	4.67-5.08	07/13/12	486,255	432,767
Fairmont Hotels and Resorts	BTL-B	NR	NR	5.93	06/15/11	430,327	426,561
Golden Nugget, Inc. (8)	1st Lien	B1	BB-	4.56-4.66	06/08/14	1,272,727	1,097,727
Green Valley Ranch Gaming LLC @	2nd Lien	Caa1	CCC+	6.34	07/08/14	1,000,000	722,500
Isle of Capri Casinos, Inc.	BTL	Ba3	BB+	4.45	11/30/13	1,167,647	990,554
Isle of Capri Casinos, Inc.	Delayed Draw A	Ba3	BB+	4.45	11/30/13	352,059	298,663
Isle of Capri Casinos, Inc.	Delayed Draw B	Ba3	BB+	4.45	11/30/13	467,059	396,221
Las Vegas Sands, Inc.	BTL	Ba3	BB-	4.45	05/23/14	2,977,500	2,638,133
New World Gaming Partners, Ltd.	Delayed Draw	Ba3	BB-	7.23	09/30/14	500,000	420,000
New World Gaming Partners, Ltd.	1st Lien	Ba3	BB-	7.23	09/30/14	2,493,750	2,094,750
Venetian Macau, Ltd.	BTL	B1	BB-	4.95	05/23/13	500,000	453,125
Venetian Macau, Ltd.	BTL-B	B1	BB-	4.95	05/26/13	166,667	151,042
Wembley, Inc. @	1st Lien	Caa1	CCC+	5.21-5.59	08/18/12	243,756	164,536
Wembley, Inc. @	2nd Lien	Ca	C	7.19-7.37	07/18/12	250,000	100,000

							10,386,579

Leisure, Amusement, Entertainment-7.4%

24 Hour Fitness Worldwide, Inc.	BTL-B	Ba3	B+	5.71-7.22	06/08/12	1,960,000	1,675,800
Audio Visual Services Group, Inc.	2nd Lien	B3	CCC+	8.20	08/28/14	1,000,000	920,000
Cedar Fair LP	BTL	Ba3	BB	4.70	08/30/12	1,977,437	1,834,691
Deluxe Entertainment Service Group, Inc.	CND TL	B1	B	4.95	05/14/13	74,870	64,388
Deluxe Entertainment Service Group, Inc.	Tranche A	B1	B	7.08	05/11/13	39,370	33,858
Deluxe Entertainment Service Group, Inc.	BTL-B	B1	B	4.95	05/11/13	799,146	687,265
Fender Musical Instruments Corp.	Delayed Draw	B2	B+	6.97	06/06/14	333,333	283,333
Fender Musical Instruments Corp.	BTL-B	B2	B+	7.08-7.16	06/06/14	663,333	563,833
Formula One Holdings	BTL-B1	NR	NR	7.09	12/31/12	1,142,857	1,008,571
Formula One Holdings	BTL-B2	NR	NR	7.09	12/31/12	857,143	756,429
Formula One Holdings	BTL-D2	NR	NR	8.22	06/30/14	1,500,000	1,251,000
Hicks Sports Group	BTL-B	B2	CCC+	5.75	12/22/10	3,000,000	2,640,000
Metro-Goldwyn-Mayer Studios, Inc.	BTL-B	Ba3	CCC+	5.95	04/08/12	2,940,000	2,339,138
Panavision, Inc. @	2nd Lien	Caa2	CCC+	10.74-12.44	03/30/12	500,000	425,000
Six Flags Theme Parks, Inc.	BTL	B1	B	4.85-5.35	05/17/14	3,970,000	3,256,226
True Temper Sports, Inc.	BTL	B1	B+	6.11-8.10	03/15/11	356,945	314,111
WMG Acquisition Corp. (8)	BTL-B	Ba3	BB-	4.60-5.89	02/28/11	3,342,972	3,021,211

							21,074,854

Machinery-1.0%

Generac Power Systems, Inc.	1st Lien	B1	B	7.20	11/06/13	480,000	385,600
Generac Power Systems, Inc.	2nd Lien	Caa1	CCC+	10.70	05/07/14	1,000,000	708,333
Gleason Corp.	BTL-B	Ba3	B+	4.75-6.44	06/30/13	974,913	831,113
NACCO Materials Handling Group, Inc.	BTL	NR	NR	4.70-6.74	03/21/13	987,437	849,196

							2,774,242

Mining, Steel, Iron & Nonprecious Metals-0.9%

Aleris International, Inc.	BTL	B2	BB-	4.63	12/19/13	987,500	824,563
Algoma Steel, Inc.	BTL-B	B3	BB-	7.33	06/08/13	708,611	627,121
Novelis, Inc.	CND TL	Ba2	BB	4.70	06/28/14	310,156	277,978
Novelis, Inc.	BTL	Ba2	BB	4.70	06/28/14	682,344	611,551
Walter Industries, Inc.	BTL	B1	BB	1.93-4.86	10/03/12	121,088	110,493

							2,451,706

Oil & Gas-4.4%

Alon USA, Inc. (Edgington Facility)	BTL	B1	BB	4.95	06/22/13	27,292	24,358
Alon USA, Inc. (Paramount Facility)	BTL	B1	BB	4.95	06/22/13	218,333	194,862
Atlas Pipeline Partners LP	BTL-B	Ba3	BB-	5.46	07/19/13	2,000,000	1,936,666
ATP Oil & Gas Corp.	BTL	B1	B-	6.20-8.33	06/22/10	942,416	888,816
Big West Oil LLC (8)	BTL-B	B1	BB	5.07	05/15/14	250,000	231,250
Big West Oil LLC (8)	BTL-B	B1	BB	5.00	05/31/14	885,000	818,625
CDX Funding LLC	2nd Lien	NR	NR	8.95	03/01/13	1,000,000	900,000
Coffeyville Resources LLC	LOC	B2	BB-	7.98	12/27/10	162,162	150,676
Coffeyville Resources LLC	BTL-B	B2	BB-	7.00-7.48	12/27/13	527,545	490,177
Dresser, Inc.	1st Lien	B2	B+	5.20-5.57	05/04/14	1,964,231	1,848,013
Dresser, Inc.	2nd Lien	B3	B-	8.82	05/04/15	1,000,000	912,500
Helix Energy Solutions Group, Inc.	BTL-B	Ba2	BB+	4.70-6.38	05/05/13	505,793	485,435
McJunkin Corp.	BTL	B2	B+	5.95	01/30/14	987,500	943,680
Targa Resources, Inc.	LOC	Ba3	B+	6.96	10/31/12	96,774	91,694
Targa Resources, Inc.	BTL-B	Ba3	B+	4.70-6.91	10/31/12	171,468	162,466
Venoco, Inc.	2nd Lien	Caa1	B-	7.13	04/01/14	1,000,000	895,000
Western Refining Co. LP	BTL	B1	BB+	4.99	05/30/14	1,843,214	1,596,684

							12,570,902

Personal & Nondurable Consumer Products - 1.2%

American Achievement Corp.	BTL-B	Ba3	BB-	5.25-6.50	03/25/11	488,273	451,652
Hillman Group, Inc.	BTL-B	Ba3	BB-	5.69	03/31/11	800,328	708,290
Huish Detergents, Inc.	1st Lien	B1	B+	4.45	04/25/14	1,985,000	1,666,572
Huish Detergents, Inc.	2nd Lien	Caa1	CCC+	6.95	10/26/14	1,000,000	742,500

							3,569,014

Personal, Goods & Misc. Services - 1.7%

Central Parking Corp.	LOC	Ba2	B	7.00	05/22/13	379,310	339,483
Central Parking Corp.	1st Lien	Ba2	B	5.32	05/22/14	1,120,340	1,002,704
NEP, Inc.	BTL-B	B1	B	4.95	02/16/14	989,994	880,270
Sabre Holdings Corp.	BTL-B	B1	B+	5.24	09/30/14	2,943,615	2,424,067
Travelport, Inc.	BTL-B	Ba3	BB-	7.08	08/23/13	266,272	233,369

							4,879,893

Personal Transportation-1.5%

Continental Airlines, Inc.	BTL-A1	Ba3	B	8.50	06/01/11	285,714	286,071
Continental Airlines, Inc.	BTL-A2	Ba3	B	8.50	06/01/11	714,286	715,179
Delta Air Lines, Inc.	2nd Lien	B2	B	8.08	04/30/14	992,500	792,511
United Airlines, Inc.	Tranche B	B1	BB-	4.63-4.81	02/02/14	1,424,444	1,116,408
US Airways Group, Inc.	BTL	B2	B+	5.18	03/21/14	1,980,000	1,422,299

							4,332,468

Printing & Publishing-7.6%

Advanstar Communications, Inc.	1st Lien	B1	B+	4.92	05/31/14	1,987,487	1,560,178
Advanstar Communications, Inc.	2nd Lien	Caa2	CCC+	7.67	11/30/14	1,000,000	715,000
Affinity Group, Inc.	BTL	Ba2	BB-	5.62-5.74	06/24/09	1,114,913	1,048,018
Affinity Group, Inc.	BTL-A	Ba2	BB-	5.62	03/20/14	241,335	226,855
Caribe Information Investment, Inc.	BTL-B	B1	B+	4.96-6.63	03/31/13	1,774,586	1,588,255
Discovery Communications, Inc.	BTL-B	NR	NR	4.70	04/30/14	982,525	904,537
GateHouse Media Operating, Inc.	Delayed Draw	B1	BB-	5.09-6.45	08/28/14	543,478	375,679
GateHouse Media Operating, Inc.	BTL	B1	BB-	5.09	08/28/14	2,456,522	1,698,071
GateHouse Media Operating, Inc.	BTL-C	B1	BB-	5.39	05/07/14	1,000,000	680,000
Idearc, Inc.	BTL-B	Ba2	BBB-	4.70-4.71	11/17/11	1,975,000	1,589,134
National CineMedia, Inc.	BTL	B1	B+	4.62	01/29/15	1,000,000	873,542
Penton Media, Inc.	BTL-B	B1	BB-	4.95	02/01/13	990,000	772,200
Reader's Digest Associations, Inc.	BTL-B	B1	B	5.06-5.11	03/02/14	990,000	818,235
Thomas Nelson Publishers	BTL-B	B1	B	4.95-7.54	06/12/12	491,250	405,281
Thompson Publishing Group, Inc.	BTL	B1	B+	5.20	07/05/14	2,985,000	2,574,563
Tribune Co.	BTL-B	B2	B-	5.54	05/01/14	5,955,000	4,005,803
Valassis Communications, Inc. (8)	BTL	Ba2	BB-	4.45	03/02/14	1,290,933	1,200,568
Yell Group, Ltd.	BTL-B	Ba3	BB-	4.70	08/10/13	1,000,000	839,107

							21,875,026

Retail Stores-7.1%

Claire’s Stores, Inc.	BTL-B	B1	B+	5.45-5.99	05/29/14	2,977,500	2,291,020
David’s Bridal, Inc.	BTL	B2	B	4.70	01/31/14	1,980,000	1,702,800
Dollar General Corp.	BTL-B1	B2	B+	5.99	07/06/14	1,000,000	900,156
General Nutrition Centers	BTL-B	B1	B-	4.95-6.98	09/16/13	1,980,000	1,615,680
JRD Holdings, Inc.	BTL	Ba3	B+	7.19	05/15/17	968,750	893,672
KIK Custom Products	CND TL	B1	B	4.85	05/23/14	582,439	409,649
KIK Custom Products	BTL	B1	B	4.85	05/23/14	3,397,561	2,389,617
Michaels Stores, Inc.	BTL	B2	B	4.88-6.00	10/31/13	2,977,387	2,502,309
Neiman-Marcus Group, Inc.	BTL	Ba3	BB+	4.76	04/06/13	822,785	763,212
Petco Animal Supplies, Inc.	BTL-B	Ba3	BB-	4.95-5.50	10/25/13	493,750	441,042
Quality Stores, Inc. (Central Tractor) † # @ (5) (6)	BTL-B	Caa2	NR	7.75	04/30/07	833,705	0
Quizno’s LLC	1st Lien	B2	B	4.94-7.00	05/05/13	2,201,951	1,833,518
Sally Holdings LLC	BTL-A	B2	B+	7.86	11/15/12	1,602,512	1,449,793
Smart & Final, Inc.	Delayed Draw	B1	B	8.20	05/21/13	402,010	355,779
Smart & Final, Inc.	1st Lien	B1	B	6.09	05/21/14	590,452	522,550
Smart & Final, Inc. @	2nd Lien	B3	CCC	12.13	11/30/14	1,000,000	925,000
The Pantry, Inc. (8)	BTL	Ba3	BB	4.46	05/15/14	1,543,889	1,308,446
The Pantry, Inc. (8)	Delayed Draw	Ba3	BB	4.43	05/04/14	133,333	113,000

							20,417,243

Telecommunications-3.8%

Cricket Communications, Inc.	BTL-B	Ba2	B+	5.70	06/16/13	2,947,500	2,801,764
Crown Castle Operating Co.	BTL	Ba3	BB+	4.20	01/26/14	1,980,000	1,816,032
Hargray Communications Group, Inc.	BTL	B1	B	4.95	06/29/14	1,922,767	1,740,104
Hawaiian Telecom	BTL-B	Ba3	B-	4.95	06/01/14	558,595	438,497
IPC Systems, Inc.	1st Lien	B1	B+	4.95	05/31/14	992,500	764,225
IPC Systems, Inc.	2nd Lien	Caa1	CCC+	10.09	05/31/14	1,000,000	703,333
MetroPCS Wireless, Inc.	BTL-B	Ba3	B+	5.00-5.50	11/03/13	985,000	905,789
Ntelos, Inc.	1st Lien	Ba3	BB-	4.96-5.27	08/24/11	1,437,050	1,370,586
Sorenson Communications, Inc.	Tranche B	B1	B	5.20	11/15/12	450,447	418,352

							10,958,682

Textiles & Leather-0.3%

Hanesbrands, Inc.	BTL-B	Ba2	BB	4.42-4.99	09/05/13	697,321	671,172
William Carter Co.	BTL-B	Ba3	BB	4.20-4.74	07/14/12	340,653	317,375

							988,547

Utilities-4.8%

Boston Generating LLC	BTL-B	B1	B+	4.95	12/20/13	769,569	676,121
Boston Generating LLC	Synthetic LOC	B1	B+	5.07	12/20/13	48,276	42,414
Boston Generating LLC	Synthetic LOC	B1	B+	7.08	12/20/13	172,414	151,478
Calpine Corp.	BTL	B2	B+	5.58	04/01/09	952,296	847,714
Concho Resources, Inc.	2nd Lien	NR	NR	6.85	03/28/12	1,114,000	1,101,468
Entegra Power Group LLC	2nd Lien	B3	B+	5.20	03/30/14	472,778	415,256
KGen Power Corp.	LOC	Ba3	BB	4.34	01/31/14	375,000	339,375
KGen Power Corp.	BTL	Ba3	BB	4.50	01/31/14	617,188	558,555
La Paloma Generating Co.	Delayed Draw	B1	B+	4.45	08/16/12	14,745	12,754
La Paloma Generating Co.	LOC	B1	BB-	4.78	08/16/12	32,787	28,361
La Paloma Generating Co.	BTL-B	B3	B+	4.45	08/16/12	185,136	160,143
La Paloma Generating Co.	BTL-C	B1	CCC+	6.20	11/18/12	250,000	201,875
Mach Gen LLC	LOC	B2	B+	4.45	02/22/13	281,250	261,211
Mach Gen LLC	BTL-B	B2	B+	5.10	02/22/14	2,680,732	2,489,730
NE Energy, Inc.	2nd Lien	B3	B-	7.13	05/01/14	250,000	205,833
NRG Energy, Inc.	CLD	Ba1	BB	6.48	02/01/13	878,527	824,229
NRG Energy, Inc.	BTL	Ba1	BB	6.33-6.58	02/01/13	1,798,803	1,687,626
NSG Holdings II LLC	LOC	Ba2	BB	4.35	06/15/14	102,041	91,837
NSG Holdings II LLC	BTL	Ba2	BB	4.35	06/15/14	770,339	693,305
Reliant Energy, Inc.	LOC	B2	B	3.00	06/30/14	2,000,000	1,820,000
TPF Generation Holdings LLC	2nd Lien	B3	B-	6.95	12/15/14	1,500,000	1,215,000

							13,824,285

Total Loans (cost $323,715,873)							276,865,793

CORPORATE BONDS-0.6%
Electronics-0.6%

NXP BV
Note
7.01% due 10/15/13 * (9) (cost $2,000,000)	2,000,000	1,650,000

COMMON STOCK-0.0%
Telecommunications-0.0%

Global Crossing, Ltd. †	175	2,653
SAVVIS Communications Corp. †	6,313	102,713

Total Common Stock (cost $125,981)		105,366

Total Long-Term Investment Securities (cost $325,841,854)		278,621,159

SHORT-TERM INVESTMENT SECURITIES-0.9%
Registered Investment Companies -0.9%

SSgA Money Market Fund (cost $2,569,125)	2,569,125	2,569,125

TOTAL INVESTMENTS-98.2%
(cost $328,410,979) (10)		281,190,284

Other assets less liabilities-1.8%		5,264,266

NET ASSETS-100.0%		$286,454,550

BTL-Bank Term Loan

CND TL-Canadian Term Loan

LOC-Letter of Credit

FSRI-First Securities Repurchase Increase

CLD-Credit Linked Deposit

CLC-Credit Linked Commitment

CLTL-Credit Linked Term Loan

STFA-Senior Term Facilities Agreement

NR-Security is not rated.

†	Non-income producing security
@	Illiquid security. At March 31, 2008, the aggregate value of these securities was $3,498,286, representing 1.2% of net assets.
#	Fair valued security; see Note 1
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no rights to demand registration of these securities. At March 31, 2008, the aggregate value of these securities was $1,650,000 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Bank loans rated below Baa by Moody’s Investor Service, Inc. or BBB by Standard & Poor’s Group are considered below investment grade. Ratings are unaudited. Ratings provided are as of March 31, 2008.
(2)	Based on the stated maturity, the weighted average to maturity of the Loans held in the portfolio will be approximately 66 months. Loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(3)	The Fund invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offer Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.
(4)	All loans in the portfolio were purchased through assignment agreements unless otherwise indicated.
(5)	Company has filed Chapter 11 bankruptcy protection.
(6)	Loan is in default and did not pay principal at maturity. Final outcome of Chapter 11 bankruptcy still to be determined.
(7)	Loan was purchased through a participation agreement.
(8)	Loan is subject to an unfunded loan commitment. See Note 4 for details.
(9)	Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of March 31, 2008.
(10)	See Note 3 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — March 31, 2008 — (unaudited)

Note 1. Security Valuation

The investments by the Sun America Senior Floating Rate Fund, Inc. (the “Fund”) in loan interests (“Loans”) are valued in accordance with guidelines established by the Board of Directors (the “Board”). Under the Fund’s current guidelines, Loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid and asked prices in the market for such Loans, as provided by a Board-approved loan pricing service. Loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a Loan at fair value, the following factors will be considered, (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the Loan, (c) recent prices in the market for similar Loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, and period until next interest rate reset and maturity. Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price. Non-convertible bonds and debentures, other long-term debt securities, and short-term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day. Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board.

The senior Loans in which the Fund primarily invests are generally not listed on any exchange and the secondary market for those senior Loans is comparatively illiquid relative to markets for other fixed income securities. Consequently, obtaining valuations for those Loans may be more difficult than obtaining valuations for actively traded securities. Thus, the value upon disposition on any given Loan may differ from its current valuation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “ Fair Value Measurements” (“FAS157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	$2,674,491	$—
Level 2	$278,505,893	$—
Level 3	$9,900	$—

Total	$281,190,284	$—

The following is a reconciliation of Level 3 assets as of March 31, 2008:

	Investments in Securities	Other Financial Instruments*
Balance as of 12/31/2007	$54,233	$—
Accrued discounts/premiums	$—	$—
Realized gain (loss)	$(761,655)	$—
Change in unrealized appreciation (depreciation)	$837,125	$—
Net purchases (sales)	$(119,803)	$—
Transfers in and/or out of Level 3	$—	$—

Balance as of 3/31/2008	$9,900	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investment, such as futures, written option, TBA sales commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

Note 2. Investment Concentration

The Fund invests primarily in participations and assignments, or acts as a party to the primary lending syndicate of a Variable Rate Senior Loan interest to United States corporations, partnerships, and other entities. If the lead lender in a typical lending syndicate becomes insolvent, enters receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment, or may suffer a loss of principal and/or interest. When the Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation, but not with the borrower directly. As such, the Fund assumes the credit risk of the Borrower, Selling Participant or other persons positioned between the Fund and the Borrower.

Note 3. Federal Income Taxes

Unrealized appreciation and depreciation in the value of investments at March 31, 2008 for federal income tax purposes were as follows:

Cost (tax basis)	$328,411,337

Gross unrealized appreciation	$23,159
Gross unrealized depreciation	(47,244,211)

Net unrealized depreciation	$(47,221,052)

Note 4. Unfunded Loan Commitments

On March 31, 2008, the Fund had the following unfunded loan commitments which could be extended at the option of the Borrower:

Name	Type	Maturity Date	Amount
Big West Oil LLC	Delayed Draw Term Loan	05/15/14	$850,000
Community Health Systems, Inc.	Delayed Draw Term Loan	07/15/14	89,845
Golden Nugget, Inc.	Delayed Draw Term Loan	06/08/14	727,273
Hub International Holdings, Inc.	Delayed Draw Term Loan	06/13/14	121,569
The Pantry, Inc.	Delayed Draw Term Loan	05/04/14	311,111
Univision Communications, Inc.	Delayed Draw Term Loan	09/29/14	134,228
Valassis Communications, Inc.	Delayed Draw Term Loan	03/02/14	426,667
WMG Acquisition Corp.	Revolver	02/28/10	500,000

ADDITIONAL INFORMATION

Additional information is available in the Fund’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Senior Floating Rate Fund, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	May 30, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date:	May 30, 2008